Stock Based Compensation (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shares - Non-vested Begining Balance (in shares)	3,750	6,750
Shares - Granted (in shares)	0	0
Shares - Vested (in shares)	(350)	(3,000)
Shares - Forefited (in shares)	0	0
Shares - Non-vested Ending Balance (in shares)	3,400	3,750
Weighted Average Grant Date Fair Value - Non-vested Begining Balance(in dollars per share)	$ 25.72	$ 25.72
Weighted Average Grant Date Fair Value - Granted (in dollars per share)	$ 0	$ 0
Weighted Average Grant Date Fair Value - Vested (in dollars per share)	$ 29.75	$ 31.57
Weighted Average Grant Date Fair Value - Forefited (in dollars per share)	$ 0	$ 0
Weighted Average Grant Date Fair Value - Non-vested Ending Balance (in dollars per share)	$ 20.15	$ 25.72